INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY NET

Inventory consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Finished goods	4,048	4,722
Raw materials	9,658	10,549
Work-in-process	4,085	4,818
Inventory, subtotal	17,791	20,089
Less: inventory impairment provision	(7,765)	(8,944)
Inventory, net	10,026	11,145